Other operating expenses - Additional Information (Detail) - Regulatory Cost [Member] - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of other operating expenses [line items]
Contributions to the Deposit Guarantee Schemes	€ 202	€ 216
Contributions to the Single Resolution Fund	€ 236	€ 209